INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Intangible assets

Cost	Balance at 12/31/2020	Additions	Derecognitions	Balance at 12/31/2021
Service concession arrangement	200	-	-	200
Software	4,392	-	-	4,392
Total Cost	4,592	-	-	4,592
Accumulated amortization (Note 13)

Service concession arrangement	(3)	(100)	-	(103)
Software	(3,461)	(559)	-	(4,020)
Total Amortization	(3,464)	(659)	-	(4,123)
Total Carrying amount	1,128	(659)	-	469

Cost	Balance at 12/31/2019	Additions	Derecognitions	Balance at 12/31/2020
Service concession arrangement	200	-	-	200
Software	4,392	-	-	4,392
Total Cost	4,592	-	-	4,592
Accumulated amortization (Note 13)

Service concession arrangement	-	(3)	-	(3)
Software	(2,581)	(880)	-	(3,461)
Total Amortization	(2,581)	(883)	-	(3,464)
Total Carrying amount	2,011	(883)	-	1,128

Disclosure of accumulated amortization and impairment losses of intangible assets

Balance as of 12/31/2021	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangement			200	(103)	-	97
Of which:
with definite useful life	2	Straight line	200	(103)	-	97
Software	4	Straight line	4,392	(4,020)	-	372
Total intangible assets			4,592	(4,123)	-	469

Balance as of 12/31/2020	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangement			200	(3)	-	197
Of which:
with definite useful life	10	Straight line	200	(3)	-	197
Software	4	Straight line	4,392	(3,461)	-	931
Total intangible assets			4,592	(3,464)	-	1,128